Shareholders' equity and dividends - share buyback and treasury shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employees share saving plan [Member]
Share saving plan at 1 January	11,442,491	10,074,712
Purchase	3,412,994	4,604,106
Allocated to employees	(2,744,381)	(3,236,327)
Share saving plan at 31 December	12,111,104	11,442,491
Share buyback programme [member]
Share buy-back programme at 1 January	0	23,578,410
Purchase	13,460,292	3,142,849
Cancellation	0	(26,721,259)
Share buy-back programme at 31 December	13,460,292	0